Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 94,192	$ 82,574
Securities available for sale	89,538	88,765
Other assets	2,231	2,259
Total assets	819,730	810,846
Shareholders' equity	77,510	73,558
Total liabilities and shareholders' equity	819,730	810,846
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	11,869	3,475
Securities available for sale	105	88
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	72,213	76,698
Other assets	476	500
Total assets	93,163	89,261
Other liabilities	188	238
Subordinated debentures	15,465	15,465
Shareholders' equity	77,510	73,558
Total liabilities and shareholders' equity	$ 93,163	$ 89,261